Fair Value Disclosure and Measurement on Recurring Basis (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair value disclosure
Long-term time deposits and held-to-maturity investments	¥ 23,629	$ 3,426	¥ 7,914
Long-term notes payable, current	6,812	988	10,659
Convertible senior notes, current portion	6,756	980
Long-term notes payable, non-current	36,268	5,258	45,073
Convertible senior notes, non-current portion	7,253	1,052	9,547
Fair value measurements on a recurring basis
Derivative instruments	¥ 1,416	$ 205	¥ 149
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Deferred Income Tax Assets, Net	Deferred Income Tax Assets, Net	Deferred Income Tax Assets, Net
Total assets measured at fair value	¥ 22,379	$ 3,244	¥ 26,528
Total liabilities measured at fair value	328	48	288
Cash Equivalents
Fair value disclosure
Time deposits	12,968	1,880	16,262
Money market funds	3	0	3
Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	120,464	17,466	141,584
Fair value measurements on a recurring basis
Available-for-sale debt investments	855	124	2,557
Long-term investments
Fair value disclosure
Long-term time deposits and held-to-maturity investments	23,688	3,434
Time deposits and held-to-maturity debt investments			8,014
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	12,100	1,754	16,375
Equity investments without readily determinable fair value using NAV practical expedient	945	137	957
Investments accounted for at fair value	4,616	669	4,228
Available-for-sale debt investments	2,447	355	2,262
Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liability	328	$ 48	288
Fair Value, Inputs, Level 1
Fair value measurements on a recurring basis
Total assets measured at fair value	12,197		16,832
Fair Value, Inputs, Level 1 | Cash Equivalents
Fair value disclosure
Money market funds	3		3
Fair Value, Inputs, Level 1 | Long-term investments
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	12,100		16,375
Investments accounted for at fair value	97		457
Fair Value, Inputs, Level 2
Fair value disclosure
Long-term notes payable, current	6,812		10,659
Convertible senior notes, current portion	6,756
Long-term notes payable, non-current	36,268		45,073
Convertible senior notes, non-current portion	7,253		9,547
Fair value measurements on a recurring basis
Derivative instruments	1,416		149
Total assets measured at fair value	2,271		2,706
Total liabilities measured at fair value	328		288
Fair Value, Inputs, Level 2 | Cash Equivalents
Fair value disclosure
Time deposits	12,968		16,262
Fair Value, Inputs, Level 2 | Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	120,464		141,584
Fair value measurements on a recurring basis
Available-for-sale debt investments	855		2,557
Fair Value, Inputs, Level 2 | Long-term investments
Fair value disclosure
Long-term time deposits and held-to-maturity investments	23,688
Time deposits and held-to-maturity debt investments			8,014
Fair Value, Inputs, Level 2 | Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liability	328		288
Fair Value, Inputs, Level 3
Fair value measurements on a recurring basis
Total assets measured at fair value	6,966		6,033
Fair Value, Inputs, Level 3 | Long-term investments
Fair value measurements on a recurring basis
Investments accounted for at fair value	4,519		3,771
Available-for-sale debt investments	¥ 2,447		¥ 2,262